SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0		$ 0	$ 0
Proceeds from sale of equity method investments				100,000
Research and development expenses, related party	$ 10,000	$ 10,000	$ 13,097	$ 17,698
Dilutive securities	3,397,281	6,587,281	3,397,281	17,027,281
Convertible Debt Securities [Member]
Property, Plant and Equipment [Line Items]
Dilutive securities	3,397,281	23,467,283
Athens Encapsulation Inc [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of equity method investments				$ 100,000
Equity Method Investment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage			20.00%